Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash Flows From Operating Activities
Net income	$ 5,401	$ 8,554	$ 6,465
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises and equipment	562	594	635
Net amortization of deferred fees and costs, premiums and discounts	867	613	105
Provision for loan losses	1,065	717	777
Loss on disposal of premises and equipment	2
Realized gain on sale of securities available for sale	(72)	(102)	(295)
Realized gain on sale of securities held to maturity		(1,903)	(271)
Loss on write-down of real estate owned			11
Loss (gain) on sale of real estate owned		7	(75)
Decrease (increase) in interest receivable	162	7	(104)
Deferred income tax (benefit) expense	(895)	226	(433)
Decrease (increase) in other assets	530	969	(546)
Increase (decrease) in accrued interest payable	160	(24)	92
Increase in other liabilities	263	165	434
Income from bank owned life insurance	(1,552)	(2,088)	(1,038)
ESOP shares committed to be released	1,761	1,608	912
Restricted stock expense	829	52	61
Stock option expense	214	20	44
(Decrease) increase in deferred compensation obligation under Rabbi Trust	(96)	194	54
Net Cash Provided by Operating Activities	9,201	9,609	6,828
Proceeds from calls, maturities and repayments of:
Securities available for sale	6,773	1,607	6,902
Securities held to maturity	115,363	98,129	99,852
Proceeds from sale of securities available for sale	1,908	1,022	4,659
Proceeds from sale of securities held to maturity		23,287	5,579
Proceeds from sale of real estate owned		117	645
Proceeds from life insurance	1,248
Redemptions of Federal Home Loan Bank of New York stock	1,147	1,976	58
Purchases of:
Securities available for sale		(17,231)
Securities held to maturity	(63,050)	(101,651)	(64,341)
Loans receivable	(81,005)	(49,952)	(77,989)
Bank owned life insurance		(12,500)	(5,500)
Premises and equipment	(1,537)	(305)	(191)
Federal Home Loan Bank of New York stock	(6,771)	(128)	(4,050)
Net increase in loans receivable	(59,715)	(7,784)	(50,788)
Net Cash Used in Investing Activities	(85,639)	(63,413)	(85,164)
Cash Flows From Financing Activities
Net (decrease) increase in deposits	(4,814)	(64,436)	220
Net increase (decrease) in short-term advances from Federal Home Loan Bank of New York	119,000	(30,000)	30,000
Proceeds from long-term advances from Federal Home Loan Bank of New York	70,000		60,000
Payments on long-term advances from Federal Home Loan Bank of New York	(65,000)	(5,000)
Stock subscription deposits received			154,345
Net increase in payments by borrowers for taxes and insurance	499	710	1,056
Net proceeds from stock offering		8,867
Repurchase restricted stock award	(12)	(11)
Exercise of stock options	1,921	7,672	3,705
Dividends paid	(7,313)	(7,632)	(4,647)
Repurchase common stock	(56,279)		(15)
Income tax benefit from stock based compensation	197	361	357
Net Cash Provided by (Used in) Financing Activities	58,199	(89,469)	245,021
Net (Decrease) Increase in Cash and Cash Equivalents	(18,239)	(143,273)	166,685
Cash and Cash Equivalents - Beginning	49,308	192,581	25,896
Cash and Cash Equivalents - Ending	31,069	49,308	192,581
Cash paid during the period for:
Interest on deposits and borrowings	8,942	9,058	9,769
Income taxes paid	3,702	3,224	3,144
Non cash activities:
Transfer from loans receivable to real estate owned	$ 58	124	366
Amount settled with brokers for security purchases			$ (3,050)
Issuance of common stock funded by stock subscriptions received prior to April 1, 2014		$ 154,345